UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21248

Morgan Stanley Allocator Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	January 31, 2008

Date of reporting period:	October 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Allocator Fund

Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (82.7%)
	Advertising/Marketing Services (1.0%)
13,286	Omnicom Group, Inc.	677,320

	Aerospace & Defense (2.4%)
5,865	Boeing Co. (The)	578,230
2,377	General Dynamics Corp.	216,212
2,156	Lockheed Martin Corp.	237,246
2,093	Northrop Grumman Corp.	175,017
4,772	Raytheon Co.	303,547
2,646	Rockwell Collins, Inc.	197,947
		1,708,199
	Biotechnology (3.7%)
12,502	Celgene Corp.*	825,132
21,814	Gilead Sciences, Inc.*	1,007,589
23,000	Vertex Pharmaceuticals Inc.*	743,820
		2,576,541
	Chemicals: Major Diversified (1.2%)
19,121	Dow Chemical Co. (The)	861,210

	Computer Communications (1.8%)
33,278	Cisco Systems, Inc.*	1,100,171
3,079	Juniper Networks, Inc.*	110,844
909	QLogic Corp.*	14,117
		1,225,132
	Computer Peripherals (0.6%)
12,911	EMC Corp.*	327,810
553	Lexmark International, Inc. (Class A)*	23,220
2,090	Network Appliance, Inc.*	65,814
		416,844
	Computer Processing Hardware (3.1%)
4,325	Apple Inc.*	821,534
13,048	Dell Inc. *	399,269
15,019	Hewlett-Packard Co.	776,182
960	NCR Corp.*	26,486
18,902	Sun Microsystems, Inc.*	107,930
		2,131,401
	Department Stores (0.5%)
6,755	Kohl’s Corp.*	371,322

	Discount Stores (0.8%)
8,362	Costco Wholesale Corp.	562,428

	Electrical Products (0.5%)
1,038	Cooper Industries Ltd. (Class A) (Bermuda)	54,381
4,892	Emerson Electric Co.	255,705
763	Molex Inc.	21,791
		331,877
	Electronic Components (0.1%)
970	Jabil Circuit, Inc.	21,078
1,058	SanDisk Corp.*	46,975
3,242	Sanmina-SCI Corp.*	7,165
		75,218
	Electronic Equipment/Instruments (0.3%)
2,387	Agilent Technologies, Inc.*	87,961
1,039	Rockwell Automation, Inc.	71,566
499	Tektronix, Inc.	18,887
		178,414
	Electronic Production Equipment (0.0%)
0	ASML Holding N.V. (Netherlands)*	4

	Electronics/Appliances (1.3%)
18,567	SONY CORP. (ADR) (Japan)	918,324

	Engineering & Construction (0.1%)
461	Fluor Corp.	72,838

	Environmental Services (0.2%)
3,386	Waste Management, Inc.	123,217

	Finance/Rental/Leasing (0.9%)
33,100	Discover Financial Services	638,830
370	Ryder System, Inc.	17,705
		656,535

	Financial Conglomerates (2.9%)
11,715	American Express Co.	714,029
14,841	Citigroup, Inc.	621,838
15,160	JPMorgan Chase & Co.	712,520
		2,048,387
	Food: Major Diversified (3.0%)
17,652	Kellogg Co.	931,849
35,457	Kraft Foods Inc. (Class A)	1,184,618
		2,116,467
	Forest Products (1.2%)
11,376	Weyerhaeuser Co.	863,552

	Home Building (1.1%)
20,800	Gafisa S.A. (ADR) (Brazil) *	741,728

	Hotels/Resorts/Cruiselines (0.1%)
1,695	Starwood Hotels & Resorts Worldwide, Inc.	96,378

	Household/Personal Care (1.3%)
11,729	Colgate-Palmolive Co.	894,571

	Industrial Conglomerates (4.3%)
42,116	General Electric Co.	1,733,495
7,111	Honeywell International, Inc.	429,576
3,206	Textron, Inc.	221,887
7,828	United Technologies Corp.	599,547
		2,984,505
	Information Technology Services (1.4%)
8,450	International Business Machines Corp.	981,214
960	Teradata Corp. *	27,389
		1,008,603
	Integrated Oil (2.9%)
10,282	Exxon Mobil Corp.	945,841
14,584	Hess Corp.	1,044,360
		1,990,201
	Internet Software/Services (1.5%)
1,091	Google Inc. (Class A)*	771,337
1,332	VeriSign, Inc.*	45,408
6,905	Yahoo! Inc.*	214,746
		1,031,491
	Investment Banks/Brokers (3.4%)
31,826	Charles Schwab Corp. (The)	739,636
3,189	Goldman Sachs Group, Inc. (The)	790,617
8,643	NYSE Euronext	811,318
		2,341,571
	Major Banks (1.9%)
14,134	Bank of America Corp.	682,390
19,107	Wells Fargo & Co.	649,829
		1,332,219
	Marine Shipping (1.2%)
15,385	Tidewater, Inc.	841,098

	Media Conglomerates (0.7%)
25,739	Time Warner, Inc.	469,994

	Medical Specialties (5.0%)
10,065	Bard (C.R.), Inc.	841,535
21,140	Covidien Ltd. (Bermuda)	879,424
20,191	St. Jude Medical, Inc.*	822,379
15,442	Thermo Fisher Scientific, Inc.*	908,144
		3,451,482
	Motor Vehicles (1.0%)
18,336	HONDA MOTOR CO., LTD. (ADR) (Japan)	686,316

	Oilfield Services/Equipment (2.7%)
24,941	Halliburton Co.	983,174
13,360	Smith International, Inc.	882,428
		1,865,602
	Other Consumer Services (0.3%)
6,380	eBay Inc.*	230,318

	Other Transportation (0.3%)
350	Aeroports de Paris (ADP) (France)	40,228
38,000	Beijing Capital International Airport Co., Ltd. (China)	76,309
330	Fraport AG (Germany)	25,872
8,000	Grupo Aeroportuario del Pacifico SA de CV (B Shares) (Mexico)	42,302
2,400	Japan Airport Terminal Co., Ltd. (Japan)	47,008
		231,719
	Packaged Software (3.2%)
48,196	Microsoft Corp.	1,774,095
20,789	Oracle Corp.*	460,892
		2,234,987

	Personnel Services (0.1%)
1,884	Robert Half International, Inc.	56,690

	Pharmaceuticals: Major (3.8%)
13,644	Johnson & Johnson	889,179
36,061	Pfizer, Inc.	887,461
27,582	Schering-Plough Corp.	841,803
		2,618,443
	Precious Metals (1.3%)
20,245	Barrick Gold Corp. (Canada)	893,412

	Property - Casualty Insurers (0.9%)
12,031	Allstate Corp. (The)	630,424

	Pulp & Paper (1.4%)
28,080	MeadWestvaco Corp.	944,611

	Recreational Products (0.7%)
24,180	Mattel, Inc.	505,120

	Regional Banks (1.8%)
15,478	Marshall & Ilsley Corp.	660,911
9,960	Zions Bancorporation	588,736
		1,249,647
	Restaurants (1.0%)
12,015	McDonald’s Corp.	717,296

	Semiconductors (0.6%)
15,697	Intel Corp.	422,249

	Specialty Telecommunications (3.7%)
95,232	Citizens Communications Co.	1,253,253
97,149	Windstream Corp.	1,306,654
		2,559,907
	Steel (2.5%)
14,293	Nucor Corp.	886,452
7,866	United States Steel Corp.	848,741
		1,735,193
	Telecommunication Equipment (3.0%)
4,932	Alcatel-Lucent (ADR) (France)	47,791
9,662	Corning Inc.	234,497
13,360	Motorola, Inc.	251,034
20,480	Nokia Oyj (Finland)	813,410
9,313	QUALCOMM, Inc.	397,944
110,531	Telefonaktiebolaget LM Ericsson (B Shares) (Sweden)	332,054
		2,076,730
	Tobacco (3.3%)
15,061	Altria Group, Inc.	1,098,399
22,269	UST, Inc.	1,187,383
		2,285,782
	Trucks/Construction/Farm Machinery (0.6%)
3,217	Caterpillar Inc.	240,020
1,137	Deere & Co.	176,121
		416,141
	Wholesale Distributors (0.1%)
396	Grainger (W.W.), Inc.	35,608

	Total Common Stocks (Cost $49,556,907)	57,495,266

	Investment Trusts/Mutual Funds (1.4%)
13,000	Market Vectors Gold Miners ETF	657,800
4,100	streetTRACKS Gold Trust*	322,342

	Total Investment Trusts/Mutual Funds (Cost $753,797)	980,142

	Convertible Preferred Stock (0.4%)
	Life/Health Insurance
7,800	MetLife, Inc. $1.5938
	(Cost $202,020)	261,456

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government & Agencies Obligations (5.5%)
	Federal National Mortgage Assoc.
$61		7.00%	07/01/29	63,792
27		7.00	04/01/32	28,164
241		7.00	11/01/34	250,896
4		7.00	12/01/35	4,226

56	Federal National Mortgage Assoc. ARM	7.475	07/01/36	56,978

	U.S. Treasury Bonds
225		6.125		08/15/29	265,535
85		6.375		08/15/27	102,020
50		8.125		08/15/21	67,004

	U.S. Treasury Notes
250		3.875		02/15/13	246,758
100		4.625		02/15/17	101,328
450		4.875		02/15/12	464,274
2,130		5.625		05/15/08	2,147,140

	Total U.S. Government & Agencies Obligations (Cost $3,779,281)				3,798,115

	Convertible Bonds (1.9%)
	Airlines (1.0%)
350	Continental Airlines Inc.	5.00		06/15/23	651,875

	Electronic Equipment/Instruments (0.4%)
300	JDS Uniphase Corp.	0.00		11/15/10	284,625

	Internet Retail (0.5%)
300	Amazon.com, Inc.	4.75		02/01/09	357,750

	Total Convertible Bonds (Cost $871,025)				1,294,250

	Corporate Bonds (1.5%)
	Aerospace & Defense (0.0%)
14	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	14,380

	Air Freight/Couriers (0.0%)
10	FedEx Corp.	7.25		02/15/11	10,707

	Beverages: Alcoholic (0.2%)
75	Diageo Capital PLC (United Kingdom)	3.375		03/20/08	74,501
15	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	14,604
15	Miller Brewing Co. - 144A**	4.25		08/15/08	14,897
					104,002
	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications, Inc.	6.75		01/30/11	20,864
20	EchoStar DBS Corp.	6.375		10/01/11	20,300
					41,164
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,943

	Electric Utilities (0.1%)
5	Detroit Edison Co. (The)	6.125		10/01/10	5,166
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,881
10	Entergy Gulf States, Inc.	5.98	††	12/01/09	9,926
10	Entergy Gulf States, Inc. - 144A**	6.474	††	12/08/08	10,035
14	PSEG Energy Holdings Inc.	8.625		02/15/08	14,155
10	Texas Eastern Transmission, L.P.	7.00		07/15/32	10,970
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,981
					75,114
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	9,937

	Finance/Rental/Leasing (0.1%)
15	Countrywide Home Loans, Inc. (Series MTN - L)	3.25		05/21/08	14,258
20	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	19,637
15	SLM Corp.	4.00		01/15/10	14,074
					47,969
	Financial Conglomerates (0.1%)
50	American Express	4.75		06/17/09	49,877
45	General Electric Capital Corp. (Series MTN-A)	5.45		01/15/13	45,556
					95,433
	Food: Major Diversified (0.0%)
10	ConAgra Foods, Inc.	7.00		10/01/28	10,632

	Gas Distributors (0.0%)
20	NiSource Finance Corp.	6.064	††	11/23/09	19,932

	Household/Personal Care (0.0%)
20	Clorox Co. (The)	5.828	††	12/14/07	20,016

	Insurance Brokers/Services (0.2%)
100	Farmers Exchange Capital - 144A**	7.05		07/15/28	101,952

	Major Banks (0.2%)
25	MBNA Corp. (Series MTN-F)	5.308	††	05/05/08	25,063
90	Wachovia Corp.	5.30		10/15/11	90,031
					115,094
	Major Telecommunications (0.1%)
15	AT&T Corp.	8.00		11/15/31	18,673
15	France Telecom S.A. (France)	8.50		03/01/31	19,713
10	SBC Communications, Inc.	6.15		09/15/34	10,140
10	Sprint Capital Corp.	8.75		03/15/32	11,434
15	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	14,665
15	Telefonica Europe BV (Netherlands)	8.25		09/15/30	18,468
					93,093
	Managed Health Care (0.0%)
10	WellPoint, Inc.	4.25		12/15/09	9,848

	Motor Vehicles (0.0%)
5	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	6,371

	Multi-Line Insurance (0.1%)
35	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	35,956
10	American General Finance Corp. (Series MTN-I)	4.625		05/15/09	9,911
10	Equitable Co.	6.50		04/01/08	10,053
					55,920
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	16,051

	Property - Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	10,685
10	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	9,999
25	XLLIAC Global Funding - 144A**	4.80		08/10/10	24,726
					45,410
	Railroads (0.0%)
5	Union Pacific Corp.	6.625		02/01/08	5,016

	Regional Banks (0.0%)
15	Marshall & Ilsley Bank (Series BKN-T)	3.80		02/08/08	14,945

	Restaurants (0.1%)
50	McDonald’s Corp.	5.80		10/15/17	50,582

	Savings Banks (0.1%)
35	Household Finance Corp.	8.00		07/15/10	37,411
20	Sovereign BanCorp, Inc.	5.44	††	03/23/10	19,841
13	Washington Mutual Inc.	8.25		04/01/10	13,658
					70,910
	Total Corporate Bonds (Cost $1,046,531)				1,049,421

	Collateralized Mortgage Obligations (0.3%)
41	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.19	††	03/25/36	39,832
33	Harborview Mortgage Loan Trust 2006-1 2A1A	5.26	††	03/19/37	32,576
46	Structured Asset Mortgage Investments Inc. 2006-AR2 A2	5.18	††	02/25/36	44,976
36	Structured Asset Mortgage Investments Inc. 2006-AR1 2A2	5.18	††	02/25/36	35,590
12	Washington Mutual Bank 2005-AR15 A1B1	5.12	††	11/25/45	12,054
22	Washington Mutual Bank 2005-AR6, 2AB3	5.14	††	04/25/45	21,638

	Total Collateralized Mortgage Obligations (Cost $190,531)				186,666

	Asset-Backed Securities (0.0%)
	Finance/Rental/Leasing
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2 (Cost $24,968)	4.81		11/17/14	24,945

	Short-Term Investments (a) (6.4%)
	U.S. Government Agencies & Obligations (1.1%)
750	Federal National Mortgage Assoc.	5.54		12/19/07	745,460
50	U.S. Treasury Bills †	4.845		01/10/08	49,529

	Total U.S. Government Agencies & Obligations (Cost $794,989)				794,989

	Investment Company (b) (5.3%)
3,728	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,654,027)				3,654,027

	Total Short-Term Investments (Cost $4,449,016)				4,449,016

Total Investments (Cost $60,874,076) (c) (d)	100.1%	69,539,277

Liabilities in Excess of Other Assets	(0.1)	(53,179)

Net Assets	100.0%	$69,486,098

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
MTN	Medium-Term Note.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	All or a portion of this securities has been physically segregated in connection with open futures contracts in the amount of $21,780.
††	Variable rate security. Rate shown is the rate in effect at October 31, 2007.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $144,886, for the period ended October 31, 2007.

(c)	Securities have been designated as collateral in an amount equal to $3,733,882 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open At October 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

21	Long	US Treasury Notes 10 Year, December 2007	2,310,328	31,568

6	Long	US Treasury Notes 5 Year, December 2007	644,063	6,640

2	Long	US Treasury Notes 2 Year, December 2007	621,328	2,477

30	Short	US Treasury Bonds 30 Year, December 2007	(225,188)	(4,483)

	Net Unrealized Appreciation			36,202

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007